CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Property, plant and equipment	$ 98,873,425	$ 101,496,521
Investments in associates	128,395	107,088
Other financial assets at amortised cost	13,759,012	7,356
Deferred income tax asset	24,672	21,238
Other receivables	9,557	12,258
Total non-current assets	112,795,061	101,644,461
Current assets
Other receivables	2,167,847	3,945,459
Inventories	571,502	418,823
Trade receivables	6,147,453	8,813,414
Contract assets	119,990	241,335
Derivative financial instruments	0	373,058
Other financial assets at amortized cost	18,319	1,421,253
Other financial assets at fair value through profit or loss	2,120,788	0
Cash and cash equivalents	4,653,406	13,294,402
Total current assets	15,799,305	28,507,744
Total Assets	128,594,366	130,152,205
EQUITY
Common stock	37,040,489	38,595,667
Treasury shares	2,053,570	498,392
Cost of acquisition of treasury shares	(3,715,523)	(994,866)
Additional paid-up capital	(1,077,841)	(1,077,841)
Legal reserve	3,488,875	2,617,227
Reserve for capital expenditures, acquisition of treasury shares, and/or dividends	24,950,853	7,285,050
Accumulated retained earnings	3,286,190	18,537,451
Non-controlling interests	31	38
Total equity	66,026,644	65,461,118
Non-current liabilities
Deferred tax liabilities	7,473,264	6,504,952
Contract liabilities	4,052,127	3,984,598
Loans	42,932,658	43,375,367
Total non-current liabilities	54,458,049	53,864,917
Current liabilities
Provisions	860,702	802,029
Contract liabilities	317,985	299,238
Other payables	301,974	391,621
Taxes payables	348,474	480,825
Income tax payable	1,392,188	24,953
Payroll and social security taxes payable	1,147,988	882,805
Loans	936,766	2,344,459
Trade payables	2,803,596	5,600,240
Total current liabilities	8,109,673	10,826,170
Total liabilities	62,567,722	64,691,087
Total equity and liabilities	$ 128,594,366	$ 130,152,205